Geographic Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 16:- GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2017, 2018 and 2019.

		Year ended December 31,
		2017	2018	2019
1.	Revenues:

	North America*)	$109,560	$136,477	$163,565
	Europe**)	120,926	128,513	133,851
	Asia Pacific	18,059	13,371	15,053
	South Africa	20,649	11,346	13,205

		$269,194	$289,707	$325,674

*)	Revenues from North America consist primarily of revenues from the United States, except for $1,056, $649 and $476 of revenues derived from Canada during the years ended December 31, 2017, 2018 and 2019, respectively.

**)	Revenues from Europe include UK, Israel and other European countries. Revenues from the United Kingdom (UK) amounted to $47,396, $38,815 and $41,051 during the years ended December 31, 2017, 2018 and 2019, respectively.

		December 31,
		2018	2019
2.	Property and equipment:
	Israel	$4,149	$4,561
	North America	2,514	3,112
	APAC	982	7,593
	Europe	870	1,335

		$8,515	$16,601

c.	Major customer data:

For the years ended December 31, 2017, 2018 and 2019, no single customer contributed more than 10% to the Company's total revenues.